Post-Balance Sheet Events (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 11, 2022	Feb. 08, 2022	Feb. 03, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 08, 2022
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy back			$ 8,500
Capital allocation framework			3,000
Maximum consideration for the purchase of shares			4,000
Non-current assets					$ 275,614	$ 287,314
Share of profit of joint ventures and associates					$ 4,097	$ 1,783	$ 3,604
Downstream operations ownership percentage					100.00%
RUSSIAN FEDERATION
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets								$ 400
Provision for credit commitments
Disclosure of non-adjusting events after reporting period [line items]
Funding commitment percentage		10.00%
Sakhalin 2
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		27.50%
Sakhalin 2 | Gazprom Neft
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		50.00%
Sakhalin 2 | Mitsui
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		12.50%
Sakhalin 2 | Mitsubishi
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		10.00%
Shell Midstream Partners LLP
Disclosure of non-adjusting events after reporting period [line items]
Price per common unit	$ 12.89
Shell Midstream Partners LLP
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	68.50%
Permian
Disclosure of non-adjusting events after reporting period [line items]
Consideration received			$ 5,500
Deer Park Refining Limited Partnership
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture				50.00%
Consideration received				$ 596
Gazprom and Related Entities
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets		$ 3,000
Sakhalin and Salym
Disclosure of non-adjusting events after reporting period [line items]
Share of profit of joint ventures and associates		$ 700
Salym Petroleum Development N.V
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Gydan
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Shareholder distribution			20.00%
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Shareholder distribution			30.00%